EXPLORATION AND EVALUATION ASSETS HELD FOR SALE (Narrative) (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Exploration And Evaluation Assets Held For Sale [Line Items]
Impairment loss	$ 18,787,830
Ngayu [Member]
Exploration And Evaluation Assets Held For Sale [Line Items]
Impairment loss	8,166,464
Makapela property [Member] | Ngayu [Member]
Exploration And Evaluation Assets Held For Sale [Line Items]
Proceeds from sale of properties	10,000,000
Advance payment towards the sale	1,500,000
Remaining balance to be settled upon completion of various milestones	$ 8,500,000